Financial Instruments - maturity analysis - Residual Maturity (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deposits by banks
Financial instruments
Financial Liabilities	£ 22,190	£ 20,441
Deposits by banks | Financial liabilities at amortised cost
Financial instruments
Financial Liabilities	22,200	20,400
Derivatives [Member]
Financial instruments
Financial Liabilities	72,395	94,047
Customer accounts
Financial instruments
Financial Liabilities	431,377	450,318
Settlement balances and short positions
Financial instruments
Financial Liabilities	6,645	2,012
Trading liabilities
Financial instruments
Financial Liabilities	53,636	52,808
Financial liabilities (other)
Financial instruments
Financial Liabilities	55,089	49,107
Financial liabilities, subordinated
Financial instruments
Financial Liabilities	5,714	6,260
Financial liabilities, subordinated | Financial liabilities at amortised cost
Financial instruments
Financial Liabilities	5,500	5,900
Notes in circulation
Financial instruments
Financial Liabilities	3,237	3,218
Notes in circulation | Financial liabilities at amortised cost
Financial instruments
Financial Liabilities	3,200	3,200
Lease liabilities.
Financial instruments
Financial Liabilities	670	1,118
Less than 12 months | Deposits by banks
Financial instruments
Financial Liabilities	8,954	7,799
Less than 12 months | Derivatives [Member]
Financial instruments
Financial Liabilities	30,721	39,331
Less than 12 months | Customer accounts
Financial instruments
Financial Liabilities	424,893	448,821
Less than 12 months | Settlement balances and short positions
Financial instruments
Financial Liabilities	6,645	2,012
Less than 12 months | Trading liabilities
Financial instruments
Financial Liabilities	45,349	42,760
Less than 12 months | Financial liabilities (other)
Financial instruments
Financial Liabilities	20,310	13,796
Less than 12 months | Financial liabilities, subordinated
Financial instruments
Financial Liabilities	1,047	973
Less than 12 months | Notes in circulation
Financial instruments
Financial Liabilities	3,237	3,218
Less than 12 months | Lease liabilities.
Financial instruments
Financial Liabilities	102	137
More than 12 months | Deposits by banks
Financial instruments
Financial Liabilities	13,236	12,642
More than 12 months | Derivatives [Member]
Financial instruments
Financial Liabilities	41,674	54,716
More than 12 months | Customer accounts
Financial instruments
Financial Liabilities	6,484	1,497
More than 12 months | Trading liabilities
Financial instruments
Financial Liabilities	8,287	10,048
More than 12 months | Financial liabilities (other)
Financial instruments
Financial Liabilities	34,779	35,311
More than 12 months | Financial liabilities, subordinated
Financial instruments
Financial Liabilities	4,667	5,287
More than 12 months | Lease liabilities.
Financial instruments
Financial Liabilities	568	981
Cash and balances at central banks
Financial instruments
Financial Assets	104,262	144,832
Cash and balances at central banks | Financial assets at amortised cost
Financial instruments
Financial Assets	104,300	144,800
Cash and balances at central banks | Less than 12 months
Financial instruments
Financial Assets	104,262	144,832
Trading assets
Financial instruments
Financial Assets	45,551	45,577
Trading assets | Less than 12 months
Financial instruments
Financial Assets	36,723	35,944
Trading assets | More than 12 months
Financial instruments
Financial Assets	8,828	9,633
Derivatives [Member]
Financial instruments
Financial Assets	78,904	99,545
Derivatives [Member] | Less than 12 months
Financial instruments
Financial Assets	29,839	38,107
Derivatives [Member] | More than 12 months
Financial instruments
Financial Assets	49,065	61,438
Settlement balances
Financial instruments
Financial Assets	7,231	2,572
Settlement balances | Less than 12 months
Financial instruments
Financial Assets	7,231	2,572
Loans and advances to banks [Member] | Financial assets at amortised cost
Financial instruments
Financial Assets	6,914	7,139
Loans and advances to banks [Member] | Less than 12 months | Financial assets at amortised cost
Financial instruments
Financial Assets	6,650	6,872
Loans and advances to banks [Member] | More than 12 months | Financial assets at amortised cost
Financial instruments
Financial Assets	264	267
Loans and advances to customers [Member] | Financial assets at amortised cost
Financial instruments
Financial Assets	381,433	366,340
Loans and advances to customers [Member] | Less than 12 months | Financial assets at amortised cost
Financial instruments
Financial Assets	87,663	84,289
Loans and advances to customers [Member] | More than 12 months | Financial assets at amortised cost
Financial instruments
Financial Assets	293,770	282,051
Other financial assets
Financial instruments
Financial Assets	51,102	30,895
Other financial assets | Less than 12 months
Financial instruments
Financial Assets	10,192	6,128
Other financial assets | More than 12 months
Financial instruments
Financial Assets	£ 40,910	£ 24,767